U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

            READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.


1. Name and address of issuer:
            America's Utility Fund, Inc.
            Riverfront Plaza
            901 East Byrd Street
            Richmond, VA 23219

2. Name of each series or class of funds for which this notice is filed:

3. Investment Company Act File Number:
            811-6549
   Securities Act File Number:
            33-45437

4. Last day of fiscal year for which this notice is filed:
            December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2
   declaration:                     [  ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                          None

8. Number and amount of securities registered during the fiscal year other than to rule 24f-2:
                          None

9. Number and aggregate sale price of securities sold during the fiscal year:
   631,957 Shares   $15,469,548




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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
        631,957 Shares     $15,469,548

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
        215,954 Shares     $5,280,490

12. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the fiscal
        year in reliance on rule 24f-2 (from item 10):             $ 15,469,548

   (ii) Aggregate price of shares issued in connection with
        dividend reinvestment plans (from item 11, if
        applicable):                                               +  5,280,490

  (iii) Aggregate price of shares redeemed or repurchased
        during the fiscal year (if applicable):                    - 40,438,611

   (iv) Aggregate price of shares redeemed or repurchased
        and previously applied as a reduction to filing
        fees pursuant to rule 24e-2 (if applicable):               +          0

    (v) Net aggregate price of securities sold and issued
        during the fiscal year in reliance on rule 24f-2
        [line (i), plus line (ii), less line (iii), plus
        line (iv)] (if applicable):                                           0

   (vi) Multiplier prescribed by Section 6(b) of the
        Securities Act of 1933 or other applicable law
        or regulation (see Instruction C.6):                x 1/33 of 1 Percent

  (vii) Fee due [line (i) or line (v) multiplied by line
        (vi)]:                                                                0

Instructions: Issuers should complete lines (ii), (iii), (iv), and (v) only if form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                        [  ]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

         N/A

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                                   SIGNATURE


This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)*
                                  /s/ TERRY L. PERKINS
                                      Terry L. Perkins, Treasurer
Date February 20, 1997

  *Please print the name and title of the signing officer below the signature.


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                        February 26, 1997

America's Utility Fund, Inc.
901 East Byrd Street
Richmond, Virginia 23219

                Re: Sales During the Fiscal Year Ended December 31, 1996
                    of Shares of Common Stock, Par Value $0.001 Per Share, of America's Utility Fund, Inc.

Ladies and Gentlemen:

        As special Maryland counsel for America's Utility Fund, Inc., a Maryland corporation (the "Fund"), we have been requested to render this opinion in connection with the sale and issuance, respectively, pursuant to the provisions of Rule 24f-2 (the "Rule") under the Investment Company Act of 1940, as amended, of 631,957 shares and 215,954 shares, respectively, of Fund common stock, $0.001 par value per share (collectively, the "Shares"), which occurred during the Fund's fiscal year ending December 31, 1996.

        The Shares were registered pursuant to a Registration Statement on Form N-1A (Registration No. 33-45437), as amended (the "Registration Statement"), filed by the Company under the Securities Act of 1933, as amended (the "Securities Act"). In issuing this opinion, we have assumed that the Shares were issued and paid for as described in the Registration Statement.

        We have examined copies, certified to our satisfaction to be complete and accurate, of the Articles of Incorporation of the Fund, dated January 27, 1992 and accepted and approved for record by the Maryland State Department of Assessments and Taxation ("SDAT") on
January 28, 1992; the Bylaws of the Company, as amended to date and currently in effect; extracts from the minutes of the Board of Directors' meeting held on February 13, 1992, authorizing the issuance and sale of an indefinite number of shares of common stock of the Fund; a Certificate of Good Standing for the Company dated February 26, 1997 issued by the SDAT; portions of the Registration Statement relating to the issuance and sale of the common stock of the Fund; and a final draft of a notice
(the "Notice") to the Securities and Exchange Commission making definite the registration of the Shares pursuant to the Rule, which relates to the Fund's registration of an indefinite


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America's Utility Fund, Inc.
February 26, 1997
Page 2


number of shares of common stock of the Fund pursuant to the Securities Act; and such other certificates, receipts, records and documents relating to the Fund, the authorization of the Stock, and the filing of the Registration Statement as we considered necessary for purposes of rendering this opinion.

        In conducting our examination, we have assumed the genuineness of all signatures, the authenticity of all documents submitted to us as originals and the conformity to originals of all documents submitted to us as certified or reproduced copies. As to matters of fact which have not been independently established, we have relied upon representations of officers of the Fund. We have not independently verified any factual matters or reviewed any documents other than the documents referred to above, and accordingly, we do not express any opinion as to matters that might have been disclosed by independent verification or review.

        We are attorneys admitted to practice in the State of Maryland. We express no opinion concerning the laws of any jurisdiction other than the laws of the State of Maryland.

        Based upon the foregoing, we are of the opinion that:

        1. The Fund is a corporation duly incorporated, validly existing and in good standing under the laws of the State of Maryland.

        2. The Shares are validly issued, fully paid and non-assessable shares of common stock of the Fund.

        We consent to this opinion accompanying the Notice.

                       Very truly yours,

                        MCGUIRE, WOODS, BATTLE & BOOTHE, L.L.P.